Cover	Mar. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2024
Entity File Number	811-21432
Entity Registrant Name	Reaves Utility Income Fund
Entity Central Index Key	0001263994
Entity Tax Identification Number	20-0223928
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Broadway
Entity Address, Address Line Two	Suite 1850
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80290
City Area Code	800
Local Phone Number	644-5571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	UTG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false